N-2	Nov. 30, 2022 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001864208
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Guggenheim Active Allocation Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.
Risk [Text Block]

Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, geopolitical tensions, and labor and public health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events.

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass.

There can be no assurance that the Fund will achieve its investment objective. The value of the Fund will fluctuate with the value of the underlying securities. Risk is inherent in all investing, including the loss of your entire principal. Therefore, before investing you should consider the risks carefully. The Fund is subject to various risk factors. Certain of these risk factors are described below. Please see the Fund’s Prospectus, Statement of Additional Information (SAI) and guggenheiminvestments.com/gug for a more detailed description of the risks of investing in the Fund. Shareholders may access the Fund’s Prospectus and SAI on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov.

The fact that a particular risk below is not specifically identified as being heightened under current conditions does not mean that the risk is not greater than under normal conditions.

Below Investment Grade Securities Risk. The Fund may invest in Income Securities rated below-investment grade or, if unrated, determined by the Sub-Adviser to be of comparable credit quality, which are commonly referred to as “high-yield” or “junk” bonds. The Fund will not invest more than 25% of its total assets in securities, including structured instruments, such as MBS and CMBS, rated CCC or below (or, if unrated, determined to be of comparable credit quality by the Sub-Adviser) at the time of investment. Investment in securities of below-investment grade quality involves substantial risk of loss, the risk of which is particularly acute under adverse economic conditions. Income Securities of below-investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Securities of below investment grade quality may involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments, such as operating results and outlook and to real or perceived adverse economic and competitive industry conditions. Generally, the risks associated with high yield securities are heightened during times of weakening economic conditions or rising interest rates (particularly for issuers that are highly leveraged). If the Fund is unable to sell an investment at its desired time, the Fund may miss other investment opportunities while it holds investments it would prefer to sell, which could adversely affect the Fund’s performance.

In addition, the liquidity of any Fund investment may change significantly over time as a result of market, economic, trading, issuer-specific and other factors. Accordingly, the performance of the Fund and a shareholder’s investment in the Fund may be adversely affected if an issuer is unable to pay interest and repay principal, either on time or at all. Issuers of below-investment grade securities are not perceived to be as strong financially as those with higher credit ratings.

Common Equity Securities Risk. The Fund may invest up to 50% of its total assets in Common Equity Securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market, so a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Common Equity Securities’ prices fluctuate for a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market, and broader domestic and international political and economic events. The prices of Common Equity Securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular common stock held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Convertible Securities Risk. Convertible securities, debt or preferred equity securities convertible into, or exchangeable for, equity securities, are generally preferred stocks and other securities, including fixed-income securities and warrants that are convertible into or exercisable for common stock. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree and are subject to the risks associated with debt and equity securities, including interest rate, market and issuer risks. For example, if market interest rates rise, the value of a convertible security usually falls. Certain convertible securities may combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk. A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Corporate Bond Risk. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument or a counterparty to a derivatives transaction or other transaction (such as a repurchase agreement or a loan of portfolio securities or other instruments) is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. If an issuer fails to pay interest, the Fund’s income would likely be reduced, and if an issuer fails to repay principal, the value of the instrument likely would fall and the Fund could lose money. This risk is especially acute with respect to high yield, below-investment grade and unrated high risk debt instruments (which also may be known as “junk bonds”), whose issuers are particularly susceptible to fail to meet principal or interest obligations. Also, the issuer, guarantor or counterparty may suffer adverse changes in its financial condition or be adversely affected by economic, political or social conditions that could lower the credit quality (or the market’s perception of the credit quality) of the issuer or instrument, leading to greater volatility in the price of the instrument and in shares of the Fund. Although credit quality rating may not accurately reflect the true credit risk of an instrument, a change in the credit quality rating of an instrument or an issuer can have a rapid, adverse effect on the instrument’s liquidity and make it more difficult for the Fund to sell at an advantageous price or time. The risk of the occurrence of these types of events is heightened under adverse economic conditions or in market environments where interest rates are rising.

Current Fixed-Income and Debt Market Conditions. Fixed-income and debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In response to the high inflation in recent periods, governmental authorities have implemented significant fiscal and monetary policy changes, including increasing interest rates and implementation of quantitative tightening. These actions present heightened risks, particularly to fixed-income and debt instruments, and such risks could be even further heightened if these actions are ineffective in achieving their desired outcomes. The U.S. Federal Reserve Board (“Federal Reserve”) has signaled its intention to continue raising interest rates and maintain interest rates at increased levels until inflation decreases to the Federal Reserve’s target level. It is difficult to accurately predict the effect of these actions. Certain economic conditions and market environments will expose fixed-income and debt instruments to heightened volatility and reduced liquidity, which can impact the Fund’s investments and may negatively impact the Fund’s characteristics, which in turn would impact performance.

Derivatives Transactions Risk. In addition to the Covered Call Option Strategy and other options strategies, the Fund may, but is not required to, utilize other derivatives, including futures contracts, swaps transactions and other strategic transactions to seek to earn income, facilitate portfolio management and mitigate risks. Participation in derivatives markets transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies

(other than its covered call writing strategy). There may be imperfect correlation between the value of derivative instruments and the underlying assets. Derivatives transactions may be subject to risks associated with the possible default of the other party to the transaction. Derivative instruments may be illiquid. Certain derivatives transactions may have economic characteristics similar to leverage, in that relatively small market movements may result in large changes in the value of an investment. Certain derivatives transactions that involve leverage can result in losses that greatly exceed the amount originally invested. Changes in value of a derivative may also create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund and its liquidity and other risk profiles. Furthermore, the Fund’s ability to successfully use derivatives transactions depends on the Sub-Adviser’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Derivatives transactions utilizing instruments denominated in foreign currencies will expose the Fund to foreign currency risk. To the extent the Fund enters into derivatives transactions to hedge exposure to foreign currencies, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The use of derivatives transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. Derivatives transactions involve risks of mispricing or improper valuation. The Fund also may be required to deposit amounts as premiums or to be held in margin accounts. Such amounts may not otherwise be available to the Fund for investment purposes. Derivatives transactions also are subject to operational risk, including from documentation issues, settlement issues, system failures, inadequate controls, and human error, and legal risk, including risk of insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Derivatives transactions may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivative instruments, limit or restrict the ability of the Fund to use certain derivative instruments or transact with certain counterparties as a part of its investment strategy, increase the costs of using derivative instruments or make derivative instruments less effective.

Financial Leverage and Leveraged Transactions Risk. The Fund may seek to enhance the level of its current distributions by utilizing financial leverage through the issuance of preferred shares (“Preferred Shares”) and through Borrowings, or through a combination of the foregoing (collectively “Financial Leverage”). Although the use of Financial Leverage and leveraged transactions by the Fund may create an opportunity for increased after-tax total return for the Fund’s common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with Financial Leverage and leveraged transaction proceeds are greater than the cost of Financial Leverage and leveraged transactions, the Fund’s return will be greater than if Financial Leverage and leveraged transactions had not been used. Conversely, if the income or gains from the securities purchased with such proceeds does not cover the cost of Financial Leverage and leveraged transactions, the return to the Fund will be less than if Financial Leverage and leveraged transactions had not been used. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed.

Financial Leverage and the use of leveraged transactions involve risks and special considerations for shareholders, including the likelihood of greater volatility of NAV and market price of and dividends on the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on Borrowings or in the dividend rate on any Preferred Shares that the Fund must pay will reduce the return to the shareholders; and the effect of Financial Leverage and leveraged transactions in a declining market, which is likely to cause a greater decline in the NAV of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares. Investments in Investment Funds (as defined below) and certain other pooled and structured finance vehicles, such as collateralized loan obligations, frequently expose the Fund to an additional layer of financial leverage and, thus, increase the Fund’s exposure to leverage risk.

Interest Rate Risk. Fixed-income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates, including changes in reference rates used in fixed-income and other debt instruments (such as the London Interbank Offered Rate (“LIBOR”) or Secured Overnight Financing Rate (“SOFR”)), may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. In addition, changes in interest rates, including rates that fall below zero, can have unpredictable effects on markets and can adversely affect the Fund’s yield, income and performance. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline, and when interest rates decrease, the values of fixed-income and other debt instruments rise. The Federal Reserve, in recent periods, has increased interest rates at significant levels and signaled an intention to continue to raise interest rates and maintain interest rates at increased levels until inflation decreases to the Federal Reserve’s target level. These actions present heightened risks to fixed-income and debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. It is difficult to accurately predict how long the Federal Reserve’s current stance on interest rates will persist and the impact these actions will have on the economy and the Fund’s investments and the markets where they trade.

Investment and Market Risk. An investment in the common shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. An investment in the common shares of the Fund represents an indirect investment in the securities owned by the Fund. The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation or expectations about inflation, investor confidence or economic, political (including geopolitical), social or financial market conditions, tariffs and trade disruptions, recession, changes in currency rates, natural/environmental disasters, cyber-attacks, terrorism, governmental or quasi-governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and other similar events, each of which may be temporary or last for extended periods. Many economies and markets are experiencing, and have experienced in recent periods, high inflation rates. In response to such inflation, government authorities have implemented significant fiscal and monetary policies such as increasing interest rates and quantitative tightening (reduction of money available in the market) which may adversely affect financial markets and the broader economy, as well as the Fund’s performance.

Different sectors, industries and security types may react differently to such developments and, when the market performs well, there is no assurance that the Fund’s investments will increase in value along with the broader markets. Volatility of financial markets, including potentially extreme volatility caused by the events described above or other events, can expose the Fund to greater market risk than normal, possibly resulting in greatly reduced liquidity. Moreover, changing economic, political, social or financial market conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region because of the increasingly interconnected global economies and financial markets.

At any point in time, your common shares may be worth less than your original investment, even after including the reinvestment of Fund dividends and distributions.

Investment Funds Risk. The Fund may also obtain investment exposure to Income Securities and Common Equity Securities by investing up to 30% of its total assets in other investment companies, including registered investment companies, private investment funds and/or other pooled investment vehicles (collectively, “Investment Funds”). These investments include open-end funds, closed-end funds, ETFs and business development companies as well as other pooled investment vehicles.

Investments in Investment Funds present certain special considerations and risks not present in making direct investments in Income Securities and Common Equity Securities. Investments in Investment Funds subject the Fund to the risks affecting such Investment Funds and involve operating expenses and fees that are in addition to the expenses and fees borne by the Fund. Such expenses and fees attributable to the Fund’s investment in another Investment Fund are borne indirectly by common shareholders. Accordingly, investment in such entities involves expenses and fees at both levels. Fees and expenses borne of other Investment Funds in which the Fund invests may be similar to the fees and expenses borne of the Fund and can include asset-based management fees and administrative fees payable to such entities’ advisers and managers, as well as other expenses borne by such entities, thus resulting in fees and expenses at both levels. To the extent management fees of Investment Funds are based on total gross assets, it may create an incentive for such entities’ managers to employ Financial Leverage, thereby adding additional expense and increasing volatility and risk (including the Fund’s overall exposure to leverage risk). Fees payable to advisers and managers of Investment Funds may include performance-based incentive fees calculated as a percentage of profits. Such incentive fees directly reduce the return that otherwise would have been earned by investors over the applicable period. A performance-based fee arrangement may create incentives for an adviser or manager to take greater investment risks in the hope of earning a higher profit participation. Investments in Investment Funds frequently expose the Fund to an additional layer of financial leverage and, thus, increase the Fund’s exposure to the risks associated with financial leverage (such as higher risk of volatility and magnified financial losses).

Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund’s allocation of its investments across various asset classes and sectors may vary significantly over time based on the Sub-Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Sub-Adviser to allocate effectively the Fund’s assets among multiple investment strategies, underlying funds and investments and asset classes. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or that an investment strategy or underlying fund or investment will achieve its particular investment objective.

Preferred Securities/Preferred Stock Risk. The Fund may invest in preferred stock, which represents the senior residual interest in the assets of an issuer after meeting all claims, with priority to corporate income and liquidation payments over the issuer’s common stock. As such, preferred stock is inherently riskier than the bonds and other debt instruments of the issuer, but less risky than its common stock. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip (in the case of “non-cumulative” preferred stocks) or defer (in the case of “cumulative” preferred stocks) dividend payments. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. If the Fund owns preferred stock that is deferring its distributions, the Fund may be required to report income for U.S. federal income tax purposes while it is not receiving cash payments corresponding to such income. When interest rates fall below the rate payable on an issue of preferred stock or for other reasons, the issuer may redeem the preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Preferred stocks may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt and common stock.

Prepayment Risk. Certain debt instruments, including loans and loan participations (including senior secured floating rate loans, “second lien” secured floating rate loans, and other types of secured and unsecured loans with fixed and variable interest rates) (collectively, “Loans”) and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected (or an investment is converted or redeemed prior to maturity). For example, an issuer may exercise its right to redeem outstanding debt securities prior to their maturity (known as a “call”) or otherwise pay principal earlier than expected for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls or “prepays” a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be required to reinvest in generally lower-yielding securities, securities with greater credit risks or securities with other, less favorable features or terms than the security in which the Fund initially invested, thus potentially reducing the Fund’s yield. Income Securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. Loans and mortgage- and other asset-backed securities are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates (or narrower spreads) as issuers of higher interest rate debt instruments pay off debts earlier than expected. In addition, the Fund may lose any premiums paid to acquire the investment. Other factors, such as excess cash flows, may also contribute to prepayment risk. Thus, changes in interest rates may cause volatility in the value of and income received from these types of debt instruments.

Senior Loans Risk. The Fund may invest in senior secured floating rate Loans made to corporations and other non-governmental entities and issuers (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets of the borrower, including stock owned by the borrower in its subsidiaries, that is senior to that held by junior lien creditors, subordinated debt holders and stockholders of the borrower. The Fund’s investments in Senior Loans are typically below-investment grade and are considered speculative because of the credit risk of the applicable issuer.

There is less readily-available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is rarely a minimum rating or other independent evaluation of a borrower or its securities, and the Sub-Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of the Sub-Adviser with respect to investments in Senior Loans. The Sub-Adviser’s judgment about the credit quality of a borrower may be wrong.

Second Lien Loans Risk. The Fund may invest in “second lien” secured floating rate Loans made by public and private corporations and other non-governmental entities and issuers for a variety of purposes (“Second Lien Loans”). Second Lien Loans are typically second in right of payment and/or second in right of priority with respect to collateral remedies to one or more Senior Loans of the related borrower. Second Lien Loans are subject to the same risks associated with investment in Senior Loans and other lower grade Income Securities. However, Second Lien Loans are second in right of payment and/or second in right of priority with respect to collateral remedies to Senior Loans and therefore are subject to the additional risk that the cash flow of the borrower and/or the value of any property securing the Loan may be insufficient to meet scheduled payments or otherwise be available to repay the Loan after giving effect to payments in respect of a Senior Loan, including payments made with the proceeds of any property securing the Loan and any senior secured obligations of the borrower. Second Lien Loans are expected to have greater price volatility and exposure to losses upon default than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in Second Lien Loans, which would create greater credit risk exposure.

Subordinated Secured Loans Risk. Subordinated secured Loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans and below-investment grade securities. However, such Loans may rank lower in right of payment than any outstanding Senior Loans, Second Lien Loans or other debt instruments with higher priority of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the Loan may be insufficient to meet scheduled payments and repayment of principal in the event of default or bankruptcy after giving effect to the higher-ranking secured obligations of the borrower. Subordinated secured Loans are expected to have greater price volatility than Senior Loans and Second Lien Loans and may be less liquid.

Unsecured Loans Risk. Unsecured Loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans, subordinated secured Loans and below-investment grade securities. However, because unsecured Loans have lower priority in right of payment to any higher-ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher-ranking obligations of the borrower. Unsecured Loans are expected to have greater price volatility than Senior Loans, Second Lien Loans and subordinated secured Loans and may be less liquid.

Loans and Loan Participations and Assignments Risk. The Fund may invest in Loans directly or through participations or assignments. The Fund may purchase Loans on a direct assignment basis from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Fund may also purchase, without limitation, participations in Loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund may not be able to conduct the same due diligence on the borrower with respect to a Senior Loan that the Fund would otherwise conduct. In addition, as a holder of the participations, the Fund may not have voting rights or inspection rights that the Fund would otherwise have if it were investing directly in the Senior Loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the Senior Loan. Lenders selling a participation and other persons interpositioned between the lender and the Fund with respect to a participation will likely conduct their principal business activities in the banking, finance and financial services industries. Because the Fund may invest in participations, the Fund may be more susceptible to economic, political or regulatory occurrences affecting such industries.

Loans are especially vulnerable to the financial health, or perceived financial health, of the borrower but are also particularly susceptible to economic and market sentiment such that changes in these conditions or the occurrence of other economic or market events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Many Loans and loan interests are subject to legal or contractual restrictions on transfer, resale or assignment that may limit the ability of the Fund to sell its interest in a Loan at an advantageous time or price. Transactions in Loans are often subject to long settlement periods. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its obligations such as borrowing from a bank or holding additional cash, particularly during periods of unusual market or economic conditions or financial stress.

The Fund invests in or is exposed to Loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (“covenant-lite obligations”), which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The Fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant-lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations.

The Fund is subject to other risks associated with investments in (or exposure to) Loans and other similar obligations, including that such Loans or obligations may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Mezzanine Investments Risk. The Fund may invest in certain lower grade securities known as “Mezzanine Investments,” which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Mezzanine Investments are subject to the same risks associated with investment in Senior Loans, Second Lien Loans and other lower grade Income Securities. However, Mezzanine Investments may rank lower in right of payment than any outstanding Senior Loans and Second Lien Loans of the borrower, or may be unsecured (i.e., not backed by a security interest in any specific collateral), and are subject to the additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher-ranking obligations of the borrower. Mezzanine Investments are expected to have greater price volatility and exposure to losses upon default than Senior Loans and Second Lien Loans and may be less liquid.

Risks Associated with the Fund’s Covered Call Option Strategy and Put Options. The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its Covered Call Option Strategy. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Fund may write call options on individual securities, securities indices, ETFs and baskets of securities. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time or on expiration, depending on the terms. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument upon exercise of the option. A call option is “covered” if the Fund owns the security or instrument underlying the call or has an absolute right to acquire the security or instrument without additional cash consideration (or, if additional cash consideration is required under current regulatory requirements, cash or cash equivalents in such amount are segregated by the Fund’s custodian or earmarked on the Fund’s books and records). A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Sub-Adviser as described above. As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security or instrument covering the call option during an option’s life. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. For certain types of options, the writer of the option will have no control over the time when it may be required to fulfill its obligation under the option. There can be no assurance that a liquid market will exist if and when the Fund seeks to close out an option position. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security or instrument at the exercise price.

The Fund may purchase and write exchange-listed and over the counter (“OTC”) options. Options written by the Fund with respect to non-U.S. securities, indices or sectors and other instruments generally will be OTC options. OTC options differ from exchange-listed options in several respects. They are transacted directly with the dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. OTC options are subject to heightened counterparty, credit, liquidity and valuation risks. The Fund’s ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The hours of trading for options may not conform to the hours during which the underlying securities are traded. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

The Fund may also purchase and write covered put options. A put option written by the Fund on a security is “covered” if the Fund segregates or earmarks assets determined to be liquid by the Sub-Adviser, in accordance with the procedures established by the Board, equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or earmarked assets determined to be liquid by the Sub-Adviser, as described above. As a seller of covered put options, the Fund bears the risk of loss if the value of the underlying security or instrument declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the security or instrument underlying the put option at a price greater than the market price of the security or instrument at the time of exercise plus the put premium the Fund received when it wrote the option. The Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option; however, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Short Sales Risk. The Fund may make short sales of securities. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited and is greater than a direct investment in the security itself because the price of the borrowed or reference security may rise. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss. Short sales also subject the Fund to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations.

Structured Finance Investments Risk. The Fund’s structured finance investments may include residential and commercial mortgage-related and other ABS issued by governmental entities and private issuers. Holders of structured finance investments bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured finance investments enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured finance investments generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to accurately predict whether the prices of indices and securities underlying structured finance investments will rise or fall, these prices (and, therefore, the prices of structured finance investments) will be influenced by the same types of political, economic and other events that affect issuers of securities and capital markets generally. Moreover, other types of events, domestic or international, may affect general economic conditions and financial markets, such as pandemics, armed conflicts, energy supply or price disruptions, natural disasters and man-made disasters, which may have a significant effect on the underlying assets. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured finance investment owned by the Fund.

Mortgage-Backed Securities Risk. MBS represent an interest in a pool of mortgages. MBS are subject to certain risks, such as: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect the return to investors in such MBS); risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment risk, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. The value of MBS may be substantially dependent on the servicing of the underlying pool of mortgages. In addition, the Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk. Income from and values of MBS also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural technological, global or local economic developments, as well as reduced demand for properties. In addition, the general effects of inflation on the U.S. economy can be wide-ranging, as evidenced by rising interest rates, wages and costs of consumer goods and necessities. The long-term effects of inflation on the general economy and on any individual mortgagor are unclear, and in certain cases, rising inflation may affect a mortgagor’s ability to repay its related mortgage loan, thereby reducing the amount received by the holders of MBS with respect to such mortgage loan. Additionally, increased rates of inflation, as are currently being experienced, may negatively affect the value of certain MBS in the secondary market. MBS are particularly sensitive to changes in interest rates. Rising interest rates generally result in a decline in the value of mortgage-related securities, such as CMBS and RMBS.

Additional risks relating to investments in MBS may arise because of the type of MBS in which the Fund invests, defined by the assets collateralizing the MBS. For example, collateralized mortgage obligations (“CMOs”) may have complex or highly variable prepayment terms, such as companion classes, interest only or principal only payments, inverse floaters and residuals. These investments generally entail greater market, prepayment and liquidity risks than other MBS, and may be more volatile or less liquid than other MBS.

MBS generally are classified as either CMBS or residential mortgage-backed securities (“RMBS”), each of which are subject to certain specific risks.

Commercial Mortgage-Backed Securities Risk. The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for RMBS. CMBS are subject to particular risks, such as those associated with lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than residential lending. Commercial lending typically involves larger loans to single borrowers or groups of related borrowers than residential mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Moreover, economic decline in the businesses operated by the tenants of office properties may increase the likelihood that the tenants may be unable to pay their rents or that properties may be unable to attract or retain tenants. Moreover, other types of events, domestic or international, may affect general economic conditions and financial markets, such as pandemics, armed conflicts, energy supply or price disruptions, natural disasters and man-made disasters, which may have a significant effect on the underlying commercial mortgage loans.

Residential Mortgage-Backed Securities Risk. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.

Asset-Backed Securities Risk. ABS are a form of structured debt obligation. In addition to the general risks associated with credit securities discussed herein and the risks discussed under “Structured Finance Investments Risk,” ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. ABS are particularly subject to interest rate risk and credit risk. Compared to other fixed income investments with similar maturity and credit, ABS generally increase in value to a lesser extent when interest rates decline and generally decline in value to a similar or greater extent when interest rates rise.

CLO, CDO and CBO Risk. The Fund may invest in collateralized debt obligations (“CDO”), collateralized bond obligation (“CBO”) and collateralized loan obligation (“CLO”). In addition to the general risks associated with credit or debt securities discussed herein and the risks discussed under “Structured Finance Investments Risks,” CLOs, CDOs and CBOs are subject to additional risks due to their complex structure and highly leveraged nature. CLOs, CDOs and CBOs are subject to risks because of the involvement of multiple transaction parties related to the underlying collateral and disruptions that may occur as a result of the restructuring or insolvency of the underlying obligors, which are generally corporate obligors. Unlike a consumer obligor that is generally obligated to make payments on the collateral backing an ABS, the obligor on the collateral backing a CLO, a CDO or a CBO may have more effective defenses or resources to cause a delay in payment or restructure the underlying obligation. If an obligor is permitted to restructure its obligations, distributions from collateral securities may not be adequate to make interest or other payments. The value of securities issued by CLOs, CDOs and CBOs also may change because of changes in market value; changes in the market’s perception of the creditworthiness of the servicer of the assets, the originator of an asset in the pool, or the financial institution or fund providing the credit support or enhancement; loan performance and prices; broader market sentiment, including expectations regarding future loan defaults; liquidity conditions; and supply and demand for structured products. Additionally, the indirect investment structure of CLOs, CDOs and CBOs presents certain risks to the Fund such as less liquidity compared with holding the underlying assets directly. CLOs, CDOs and CBOs normally charge management fees and administrative expenses, which would be borne by the Fund.

U.S. Government Securities Risk. Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (i) the full faith and credit of the United States government; (ii) the ability of the issuer to borrow from the U.S. Treasury; (iii) the credit of the issuing agency, instrumentality or government-sponsored entity (“GSE”); (iv) pools of assets (e.g., MBS); or (v) the United States in some other way. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, which may fluctuate in value and are subject to investment risks, and certain U.S. government securities may not be backed by the full faith and credit of the United States government. Any downgrades of the U.S. credit rating could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase the costs of all debt generally. The value of U.S. government obligations may be adversely affected by changes in interest rates. It is possible that the issuers of some U.S. government securities will not have the funds to timely meet their payment obligations in the future and there is a risk of default. For certain agency and GSE issued securities, there is no guarantee the U.S. government will support the agency or GSE if it is unable to meet its obligations.

Valuation of Certain Income Securities Risk. The Sub-Adviser may use the fair value method to value investments if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Fund values its assets would materially affect NAV. Because the secondary markets for certain investments may be limited, they may be difficult to value. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. A security that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such securities may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

Latest Share Price	$ 14.02
Latest Premium (Discount) to NAV [Percent]	(12.21%)
Latest NAV	$ 15.97
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares] | shares	32,980,083